As filed with the Securities and Exchange Commission on 9/25/08

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21597

PRIMECAP Odyssey Funds
(Exact name of registrant as specified in charter)

225 South Lake Avenue, Suite 400
Pasadena, CA 91101-3005
(Address of principal executive offices) (Zip code)

David H. Van Slooten
225 South Lake Avenue, Suite 400
Pasadena, CA 91101-3005
(Name and address of agent for service)

(800) 729-2307
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2008

Date of reporting period:  July 31, 2008

Item 1. Schedule of Investments.

Schedule of Investments
PRIMECAP Odyssey Stock Fund
July 31, 2008 - (Unaudited)

Shares	Value
	COMMON STOCKS - 97.4%
	Consumer Discretionary - 16.0%
43,000	Amazon.Com, Inc. (a)	$3,282,620
87,000	Bed Bath & Beyond, Inc. (a)	2,421,210
232,800	CarMax, Inc. (a)	3,119,520
20,000	Carnival Corp.	738,800
16,400	Chico's FAS, Inc. (a)	91,348
160,000	Collective Brands, Inc. (a)	2,060,800
63,900	DIRECTV Group, Inc. (The) (a)	1,726,578
160,000	Dress Barn, Inc. (a)	2,580,800
30,000	Eastman Kodak Co.	439,200
50,200	Kohl's Corp. (a)	2,103,882
60,000	Mattel, Inc.	1,203,000
7,000	Men's Wearhouse, Inc.	139,370
95,000	Sony Corp. - ADR	3,578,650
4,050	Target Corp.	183,182
95,950	TJX Cos, Inc.	3,234,474
15,000	Viacom, Inc. (a)	418,950
65,500	Walt Disney Co. (The)	1,987,925
50,000	Whirlpool Corp.	3,785,000
		33,095,309
	Consumer Staples - 0.0%
30,700	Cott Corp. (a)	102,538

	Energy - 7.0%
10,800	Arch Coal, Inc.	608,148
18,000	EnCana Corp.	1,299,420
45,000	EOG Resources, Inc.	4,523,850
8,000	Murphy Oil Corp.	637,840
24,000	National Oilwell Varco, Inc. (a)	1,887,120
40,000	Peabody Energy Corp.	2,706,000
27,400	Schlumberger Ltd.	2,783,840
		14,446,218
	Financials - 5.1%
54,300	American International Group, Inc.	1,414,515
34,151	Bank of New York Mellon Corp. (The)	1,212,360
670	Berkshire Hathaway, Inc. - Class B (a)	2,565,430
10,000	Chubb Corp.	480,400
78,300	Discover Financial Services	1,147,095
121,950	Marsh & McLennan Cos, Inc.	3,445,088
15,000	Progressive Corp. (The)	303,750
		10,568,638
	Health Care - 29.7%
119,300	Affymetrix, Inc. (a)	940,084
148,600	Amgen, Inc. (a)	9,306,818
64,000	Biogen Idec, Inc. (a)	4,464,640
315,656	Boston Scientific Corp. (a)	3,753,150
208,800	Eli Lilly & Co.	9,836,568
7,000	Genentech, Inc. (a)	666,750
92,500	GlaxoSmithKline PLC - ADR	4,306,800
138,700	Medtronic, Inc.	7,327,521
140,750	Novartis AG - ADR	8,353,513
33,300	Roche Holding AG - CHF	6,177,382
35,000	Sanofi-Aventis - ADR	1,223,600
17,100	Sepracor, Inc. (a)	298,908
36,000	Waters Corp. (a)	2,445,840
60,000	Wyeth	2,431,200
		61,532,774

Schedule of Investments
PRIMECAP Odyssey Stock Fund
July 31, 2008 - (Unaudited)

Shares	Value
	Industrials - 14.1%
35,000	Alaska Air Group, Inc. (a)	$625,800
23,400	Alexander & Baldwin, Inc.	1,015,326
224,400	AMR Corp. (a)	2,026,332
38,000	Avery Dennison Corp.	1,672,380
12,000	Boeing Co.	733,320
2,200	Burlington Northern Santa Fe Corp.	229,086
32,000	Canadian National Railway Co.	1,688,000
15,200	Caterpillar, Inc.	1,056,704
24,000	Chicago Bridge & Iron Co. N.V. - ADR	786,480
4,000	Deere & Co.	280,640
6,000	FedEx Corp.	473,040
49,000	General Electric Co.	1,386,210
37,800	Honeywell International, Inc.	1,921,752
29,600	JetBlue Airways Corp. (a)	155,992
74,200	McDermott International, Inc. (a)	3,537,114
5,200	Norfolk Southern Corp.	373,984
17,400	Pall Corp.	703,308
336,900	Southwest Airlines Co.	5,252,271
2,300	Thomas & Betts Corp. (a)	95,174
23,600	Union Pacific Corp.	1,945,584
50,500	United Parcel Service, Inc.	3,185,540
		29,144,037
	Information Technology - 17.8%
26,650	Accenture Ltd. - Class A	1,112,904
7,000	Agilent Technologies, Inc. (a)	252,420
107,900	Applied Materials, Inc.	1,868,828
79,699	ASML Holding N.V. - ADR	1,816,340
13,700	Cisco Systems, Inc. (a)	301,263
55,000	Corning, Inc.	1,100,550
200,200	EMC Corp. (a)	3,005,002
80,000	Intel Corp.	1,775,200
115,000	Intuit, Inc. (a)	3,142,950
70,000	KLA-Tencor Corp.	2,631,300
152,000	L.M. Ericsson Telephone Co. - ADR	1,592,960
135,700	Microsoft Corp.	3,490,204
90,000	Motorola, Inc.	777,600
33,200	Nortel Networks Corp. (a)	253,648
82,000	NVIDIA Corp. (a)	938,080
86,500	Oracle Corp. (a)	1,862,345
20,400	Research In Motion Ltd. (a)	2,505,528
186,900	Symantec Corp. (a)	3,937,983
136,000	Texas Instruments, Inc.	3,315,680
857	Verigy Ltd. (a)	19,051
19,300	Xilinx, Inc.	479,219
42,100	Yahoo!, Inc. (a)	837,369
		37,016,424

Schedule of Investments
PRIMECAP Odyssey Stock Fund
July 31, 2008 - (Unaudited)

Shares	Value
	Materials - 6.2%
18,500	Alcoa, Inc.	$624,375
142,474	Domtar Corp. (a)	812,102
1,000	Dow Chemical Co. (The)	33,310
18,000	Freeport-McMoRan Copper & Gold, Inc.	1,741,500
50,000	International Paper Co.	1,386,000
14,300	Monsanto Co.	1,703,273
18,000	Newmont Mining Corp.	863,280
18,000	Potash Corp. of Saskatchewan	3,676,860
5,950	Praxair, Inc.	557,693
18,200	Vulcan Materials Co.	1,168,258
6,525	Weyerhaeuser Co.	348,827
		12,915,478
	Telecommunication Services - 1.5%
61,700	NeuStar, Inc. - Class A (a)	1,294,466
219,950	Sprint Corp.	1,790,393
		3,084,859
	TOTAL COMMON STOCKS (Cost $201,428,859)	201,906,275
Principal
Amount		Value
	SHORT TERM INVESTMENTS - 2.6%
	Investment Companies - 2.6%
$5,333,309	Dreyfus Treasury Prime Cash Management	5,333,309
	TOTAL SHORT TERM INVESTMENTS
	(Cost $5,333,309)
	TOTAL INVESTMENTS	5,333,309
	(Cost $206,762,168^) - 100.0%	207,239,584
	Other Assets in Excess of Liabilities - 0.0%	(28,884)
	TOTAL NET ASSETS - 100.0%	$207,268,468

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt.
CHF	Swiss Security.
(a)	Non Income Producing.

Schedule of Investments
PRIMECAP Odyssey Stock Fund
July 31, 2008 - (Unaudited)

Shares	Value

^ The cost basis of investments for federal income tax purposes at July 31, 2008 was as follows:
Cost of investments	$206,762,168
Gross unrealized appreciation	28,193,199
Gross unrealized depreciation	(27,715,783)
Net unrealized appreciation	$477,416

Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Investments
PRIMECAP Odyssey Growth Fund
July 31, 2008 - (Unaudited)

Shares	Value
	COMMON STOCKS - 91.5%
	Consumer Discretionary - 10.8%
250,000	99 Cents Only Stores (a)	$1,672,500
54,000	Amazon.Com, Inc. (a)	4,122,360
193,200	Bed Bath & Beyond, Inc. (a)	5,376,756
617,400	CarMax, Inc. (a)	8,273,160
40,000	Carnival Corp.	1,477,600
74,500	DIRECTV Group, Inc. (The) (a)	2,012,990
360,000	Dress Barn, Inc. (a)	5,806,800
261,000	Gentex Corp.	4,035,060
67,150	Kohl's Corp. (a)	2,814,256
130,000	Mattel, Inc.	2,606,500
20,000	Men's Wearhouse, Inc.	398,200
443,800	Quiksilver, Inc. (a)	3,403,946
210,000	Sony Corp. - ADR	7,910,700
128,250	TJX Cos, Inc.	4,323,308
30,000	Viacom, Inc. (a)	837,900
3,500	Walt Disney Co. (The)	106,225
		55,178,261
	Energy - 6.8%
104,500	Arch Coal, Inc.	5,884,395
36,000	EnCana Corp.	2,598,840
85,000	EOG Resources, Inc.	8,545,050
10,000	Murphy Oil Corp.	797,300
60,000	National Oilwell Varco, Inc. (a)	4,717,800
100,000	Oceaneering International, Inc. (a)	6,064,000
59,800	Schlumberger Ltd.	6,075,680
		34,683,065
	Financials - 4.6%
74,350	American International Group, Inc.	1,936,817
66,736	Bank of New York Mellon Corp. (The)	2,369,128
1,800	Berkshire Hathaway, Inc. - Class B (a)	6,892,200
20,000	Chubb Corp.	960,800
170,000	Hanmi Financial Corp.	901,000
290,250	Marsh & McLennan Cos, Inc.	8,199,563
100,000	Progressive Corp. (The)	2,025,000
		23,284,508
	Health Care - 26.5%
65,000	Abiomed, Inc. (a)	1,152,450
485,000	Accuray, Inc. (a)	4,141,900
275,500	Affymetrix, Inc. (a)	2,170,940
251,900	Amgen, Inc. (a)	15,776,497
91,000	Biogen Idec, Inc. (a)	6,348,160
460,300	Boston Scientific Corp. (a)	5,472,967
719,200	Conceptus, Inc. (a)	12,276,744
489,100	Eli Lilly & Co.	23,041,501
20,000	Genentech, Inc. (a)	1,905,000
112,000	GlaxoSmithKline PLC - ADR	5,214,720
120,000	Kinetic Concepts, Inc. (a)	4,194,000
303,700	Medtronic, Inc.	16,044,471
200,000	Micrus Endovascular Corp. (a)	2,908,000
248,150	Novartis AG - ADR	14,727,703
60,000	OraSure Technologies, Inc. (a)	248,400
63,300	Roche Holding AG - CHF	11,742,591
40,700	Sepracor, Inc. (a)	711,436
77,000	SurModics, Inc. (a)	3,240,930
50,000	Waters Corp. (a)	3,397,000
		134,715,410

Schedule of Investments
PRIMECAP Odyssey Growth Fund
July 31, 2008 - (Unaudited)

Shares	Value
	Industrials - 8.4%
540,000	AMR Corp. (a)	$4,876,200
40,000	Avery Dennison Corp.	1,760,400
136,000	C H Robinson Worldwide, Inc.	6,555,200
13,700	Caterpillar, Inc.	952,424
18,500	FedEx Corp.	1,458,540
282,750	JetBlue Airways Corp. (a)	1,490,092
140,000	McDermott International, Inc. (a)	6,673,800
59,400	Pall Corp.	2,400,948
666,700	Southwest Airlines Co.	10,393,853
95,200	United Parcel Service, Inc.	6,005,216
		42,566,673
	Information Technology - 32.7%
59,950	Accenture Ltd. - Class A	2,503,512
20,000	Adobe Systems, Inc. (a)	827,000
180,000	Akamai Technologies, Inc. (a)	4,201,200
320,000	Altera Corp.	7,024,000
155,300	Applied Materials, Inc.	2,689,796
234,644	ASML Holding N.V. - ADR	5,347,537
341,900	Avid Technology, Inc. (a)	7,559,409
138,900	Avocent Corp. (a)	3,303,042
1,126,500	Brocade Communications Sys, Inc. (a)	7,603,875
30,000	Cisco Systems, Inc. (a)	659,700
240,000	Corning, Inc.	4,802,400
194,700	Cree, Inc. (a)	3,777,180
37,000	Cymer, Inc. (a)	980,130
796,100	EMC Corp. (a)	11,949,461
360,000	Flextronics International Ltd. (a)	3,214,800
541,200	FormFactor, Inc. (a)	9,416,880
14,300	Google, Inc. - Class A (a)	6,774,625
20,000	Hewlett-Packard Co.	896,000
200,000	Intel Corp.	4,438,000
160,000	Intersil Corp. - Class A	3,860,800
296,000	Intuit, Inc. (a)	8,089,680
85,000	KLA-Tencor Corp.	3,195,150
320,000	L.M. Ericsson Telephone Co. - ADR	3,353,600
49,000	McAfee, Inc. (a)	1,604,750
127,200	Micron Technology, Inc. (a)	614,376
260,600	Microsoft Corp.	6,702,632
90,000	Motorola, Inc.	777,600
49,670	Nortel Networks Corp. (a)	379,479
240,000	Nuance Communications, Inc. (a)	3,724,800
200,000	NVIDIA Corp. (a)	2,288,000
224,900	Oracle Corp. (a)	4,842,097
50,600	QUALCOMM, Inc.	2,800,204
379,800	Rambus, Inc. (a)	6,289,488
38,250	Research In Motion Ltd. (a)	4,697,865
76,800	SanDisk Corp. (a)	1,082,880
8,400	Silicon Laboratories, Inc. (a)	274,764
180,000	Stratasys, Inc. (a)	2,799,000
291,700	Symantec Corp. (a)	6,146,119
290,000	Texas Instruments, Inc.	7,070,200
24,000	Trimble Navigation Ltd. (a)	796,800
180,000	Xilinx, Inc.	4,469,400
117,200	Yahoo!, Inc. (a)	2,331,108
		166,159,339

Schedule of Investments
PRIMECAP Odyssey Growth Fund
July 31, 2008 - (Unaudited)

Shares	Value
	Materials - 0.6%
14,000	Monsanto Co.	$1,667,540
14,000	Praxair, Inc.	1,312,220
		2,979,760
	Telecommunication Services - 1.1%
121,800	NeuStar, Inc. - Class A (a)	2,555,364
389,550	Sprint Corp.	3,170,937
		5,726,301
	TOTAL COMMON STOCKS (Cost $498,054,032)	465,293,317
Principal
Amount		Value
	SHORT TERM INVESTMENTS - 9.1%
	Investment Companies - 9.1%
$46,129,571	Dreyfus Treasury Prime Cash Management	46,129,571
	TOTAL SHORT TERM INVESTMENTS
	(Cost $46,129,571)
	TOTAL INVESTMENTS	46,129,571
	(Cost $544,183,603^) - 100.6%	511,422,888
	Liabilities in Excess of Other Assets - (0.6)%	(2,781,424)
	TOTAL NET ASSETS - 100.0%	$508,641,464

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt.
CHF	Swiss Security.
(a)	Non Income Producing.

Schedule of Investments
PRIMECAP Odyssey Growth Fund
July 31, 2008 - (Unaudited)

Shares	Value

^ The cost basis of investments for federal income tax purposes at July 31, 2008 was as follows:
Cost of investments	$544,183,603
Gross unrealized appreciation	42,620,310
Gross unrealized depreciation	(75,381,025)
Net unrealized appreciation	$(32,760,715)

Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Investments
PRIMECAP Odyssey Aggressive Growth Fund
July 31, 2008 - (Unaudited)

Shares	Value
	COMMON STOCKS - 90.1%
	Consumer Discretionary - 6.5%
158,300	AC Moore Arts & Crafts, Inc. (a)	$1,241,072
63,000	Amazon.Com, Inc. (a)	4,809,420
263,400	CarMax, Inc. (a)	3,529,560
74,400	DIRECTV Group, Inc. (The) (a)	2,010,288
140,000	Gentex Corp.	2,164,400
549,000	Quiksilver, Inc. (a)	4,210,830
		17,965,570
	Consumer Staples - 3.0%
756,300	American Italian Pasta Co. - Class A (a)	8,319,300

	Energy - 5.5%
60,000	Arch Coal, Inc.	3,378,600
44,000	EOG Resources, Inc.	4,423,320
40,000	National Oilwell Varco, Inc. (a)	3,145,200
68,000	Oceaneering International, Inc. (a)	4,123,520
		15,070,640
	Financials - 1.9%
100,000	Hanmi Financial Corp.	530,000
486,520	MarketAxess Holdings, Inc. (a)	4,709,514
		5,239,514
	Health Care - 27.5%
380,000	Abiomed, Inc. (a)	6,737,400
230,000	Accuray, Inc. (a)	1,964,200
222,000	Affymetrix, Inc. (a)	1,749,360
33,000	Biogen Idec, Inc. (a)	2,302,080
40,000	BioMarin Pharmaceuticals, Inc. (a)	1,302,000
620,700	Boston Scientific Corp. (a)	7,380,123
610,000	Cardica, Inc. (a)	6,167,100
670,650	Conceptus, Inc. (a)	11,447,995
192,000	Dendreon Corp. (a)	1,136,640
850,000	Dyax Corp. (a)	3,663,500
60,000	ev3, Inc. (a)	579,000
20,000	Genentech, Inc. (a)	1,905,000
21,600	Greatbatch, Inc. (a)	441,936
92,000	Kinetic Concepts, Inc. (a)	3,215,400
450,000	Medarex, Inc. (a)	4,446,000
315,000	Micrus Endovascular Corp. (a)	4,580,100
1,063,900	Pharmacyclics, Inc. (a)	1,606,489
56,800	Roche Holding AG - CHF	10,536,796
41,450	Sepracor, Inc. (a)	724,546
86,000	SurModics, Inc. (a)	3,619,740
		75,505,405

Schedule of Investments
PRIMECAP Odyssey Aggressive Growth Fund
July 31, 2008 - (Unaudited)

Shares	Value
	Industrials - 5.9%
118,000	Alaska Air Group, Inc. (a)	$2,109,840
310,000	AMR Corp. (a)	2,799,300
36,000	C H Robinson Worldwide, Inc.	1,735,200
243,825	JetBlue Airways Corp. (a)	1,284,958
50,000	Monster Worldwide, Inc. (a)	887,000
37,900	Pall Corp.	1,531,918
286,300	Southwest Airlines Co.	4,463,417
90,000	US Airways Group, Inc. (a)	455,400
60,000	Vitran Corp, Inc. (a)	993,000
		16,260,033
	Information Technology - 38.7%
131,000	Akamai Technologies, Inc. (a)	3,057,540
370,000	Altera Corp.	8,121,500
239,288	ASML Holding N.V. - ADR	5,453,373
260,400	Avid Technology, Inc. (a)	5,757,444
225,800	Avocent Corp. (a)	5,369,524
1,398,400	Brocade Communications Sys, Inc. (a)	9,439,200
145,600	Cree, Inc. (a)	2,824,640
96,500	Cymer, Inc. (a)	2,556,285
90,000	eBay, Inc. (a)	2,265,300
130,000	EMC Corp. (a)	1,951,300
77,500	Emulex Corp. (a)	873,425
105,057	Faro Technologies, Inc. (a)	2,489,851
473,800	FormFactor, Inc. (a)	8,244,120
6,200	Google, Inc. (a)	2,937,250
170,000	Guidance Software, Inc. (a)	1,849,600
93,800	Intermec, Inc. (a)	1,765,316
60,000	Internap Network Svcs Corp. (a)	276,000
200,000	Intuit, Inc. (a)	5,466,000
145,300	KLA-Tencor Corp.	5,461,827
60,000	McAfee, Inc. (a)	1,965,000
156,500	Micron Technology, Inc. (a)	755,895
63,000	Nortel Networks Corp. (a)	481,320
146,000	Nuance Communications, Inc. (a)	2,265,920
186,550	NVIDIA Corp. (a)	2,134,132
296,800	Rambus, Inc. (a)	4,915,008
39,600	Research In Motion Ltd. (a)	4,863,672
48,300	SanDisk Corp. (a)	681,030
6,000	Silicon Laboratories, Inc. (a)	196,260
214,300	SonicWALL, Inc. (a)	1,251,512
242,400	Stratasys, Inc. (a)	3,769,320
200,000	Sycamore Networks, Inc. (a)	696,000
180,900	Symantec Corp. (a)	3,811,563
32,000	Trimble Navigation Ltd. (a)	1,062,400
77,800	Yahoo!, Inc. (a)	1,547,442
		106,555,969

Schedule of Investments
PRIMECAP Odyssey Aggressive Growth Fund
July 31, 2008 - (Unaudited)

Shares	Value
	Telecommunication Services - 1.0%
130,500	NeuStar, Inc. - Class A (a)	$2,737,890

	TOTAL COMMON STOCKS (Cost $280,336,633)	247,654,321
Principal
Amount		Value
	SHORT TERM INVESTMENTS - 10.3%
	Investment Companies - 10.3%
$28,212,377	Dreyfus Treasury Prime Cash Management	28,212,377
	TOTAL SHORT TERM INVESTMENTS
	(Cost $28,212,377)
	TOTAL INVESTMENTS	28,212,377
	(Cost $308,549,010^)- 100.3%	275,866,698
	Liabilities in Excess of Other Assets - (0.3)%	(820,133)
	TOTAL NET ASSETS - 100.0%	$275,046,565

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt.
CHF	Swiss Security.
(a)	Non Income Producing.

Schedule of Investments
PRIMECAP Odyssey Aggressive Growth Fund
July 31, 2008 - (Unaudited)

Shares	Value

^ The cost basis of investments for federal income tax purposes at July 31, 2008 was as follows:
Cost of investments	$308,549,010
Gross unrealized appreciation	28,222,638
Gross unrealized depreciation	(60,904,950)
Net unrealized depreciation	$(32,682,312)

Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PRIMECAP Odyssey Funds

By (Signature and Title) /s/ Joel P. Fried
                                                                 Joel P. Fried, Co-Chief Executive

Date 9/23/08

By (Signature and Title) /s/ Howard B. Schow
                                                                 Howard B. Schow, Co-Chief Executive

Date 9/25/08

By (Signature and Title) /s/ Theo A. Kolokotrones
                                                                 Theo A. Kolokotrones, Co-Chief Executive

Date 9/25/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Joel P. Fried
                                                                 Joel P. Fried, Co-Chief Executive

Date 9/23/08

By (Signature and Title) /s/ Howard B. Schow
                                                                 Howard B. Schow, Co-Chief Executive

Date 9/25/08

By (Signature and Title) /s/ Theo A. Kolokotrones
                                                                 Theo A. Kolokotrones, Co-Chief Executive

Date 9/25/08

By (Signature and Title) /s/ David H. Van Slooten
                                                                 David H. Van Slooten, Chief Financial Officer

Date 9/25/08

* Print the name and title of each signing officer under his or her signature.